Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 3,682		$ 1,292,238	$ (1,096,594)	$ 199,326
Balance, shares at Dec. 31, 2022	3,682,185
Common Stock for Services	$ 12		58,209		58,221
Common Stock for Services, shares	11,961
Stock Based Compensation			348,559		348,559
Stock Based Compensation, shares
Restricted Stock Awards	$ 11		29,989		30,000
Restricted Stock Awards, shares	10,715
Cancelled Stock from SuperGreen	$ (368)		368
Cancelled Stock from SuperGreen, shares	(367,913)
Sale of Common Stock	$ 124		412,376		412,500
Sale of Common Stock, shares	123,512
Net loss				(920,418)	(920,418)
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 2		23,497		23,499
Common Stock for Services, shares	1,767
Stock Based Compensation			64,300		64,300
Restricted Stock Awards	$ 3		29,997		30,000
Restricted Stock Awards, shares	3,572
Sale of Common Stock	$ 26		255,974		256,000
Sale of Common Stock, shares	26,123
Net loss				(313,507)	(313,507)
Balance at Mar. 31, 2024	$ 3,491		2,515,508	(2,330,519)	188,480
Balance, shares at Mar. 31, 2024	3,491,921
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Net loss					(1,948,159)
Balance at Sep. 30, 2024	$ 5,123		25,752,563	(3,965,171)	21,792,515
Balance, shares at Sep. 30, 2024	5,123,482
Balance at Dec. 31, 2023	$ 3,460		2,141,740	(2,017,012)	128,188
Balance, shares at Dec. 31, 2023	3,460,459
Common Stock for Services	$ 7		79,202		79,209
Common Stock for Services, shares	6,970
Stock Based Compensation	$ 21		1,246,161		1,246,182
Stock Based Compensation, shares	20,715
Restricted Stock Awards					102,000
Sale of Common Stock	$ 64		575,936		576,000
Sale of Common Stock, shares	64,337
Net loss				(2,757,687)	(2,757,687)
Common Stock issued for Emergen Energy, LLC	$ 1,587		22,220,613		22,222,200
Common Stock issued for Emergen Energy, LLC, shares	1,587,300
Cancelled Stock from Litigation Settlement	$ (18)		18
Cancelled Stock from Litigation Settlement, shares	(18,396)
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Balance at Mar. 31, 2024	$ 3,491		2,515,508	(2,330,519)	188,480
Balance, shares at Mar. 31, 2024	3,491,921
Common Stock for Services	$ 2		24,896		24,898
Common Stock for Services, shares	2,015
Stock Based Compensation			493,780		493,780
Restricted Stock Awards	$ 11		(11)
Restricted Stock Awards, shares	10,714
Sale of Common Stock	$ 13		139,987		140,000
Sale of Common Stock, shares	12,500
Net loss				(822,900)	(822,900)
Common Stock issued for the acquisition of Emergen Energy, LLC	$ 1,587		22,220,613		22,222,200
Common Stock issued for the acquisition of Emergen Energy, LLC, shares	1,587,300
Balance at Jun. 30, 2024	$ 5,104		25,394,773	(3,153,419)	22,246,458
Balance, shares at Jun. 30, 2024	5,104,450
Common Stock for Services	$ 2		17,926		17,928
Common Stock for Services, shares	1,889
Stock Based Compensation			339,881		339,881
Restricted Stock Awards	$ 17		(17)
Restricted Stock Awards, shares	17,143
Net loss				(811,752)	(811,752)
Balance at Sep. 30, 2024	$ 5,123		25,752,563	(3,965,171)	21,792,515
Balance, shares at Sep. 30, 2024	5,123,482
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Common Stock for Services	$ 18		115,562		115,580
Common Stock for Services, shares	18,320
Stock Based Compensation			313,000		313,000
Net loss				(857,644)	(857,644)
Balance at Mar. 31, 2025	$ 5,139		26,692,232	(5,632,343)	21,065,028
Balance, shares at Mar. 31, 2025	5,139,704
Balance at Dec. 31, 2024	$ 5,121		26,263,670	(4,774,699)	21,494,092
Balance, shares at Dec. 31, 2024	5,121,384
Common Stock for Services	$ 117,611
Common Stock for Services, shares	18,616
Net loss					(3,474,531)
Common Stock issued for Emergen Energy, LLC, shares	222,222,000
Balance at Sep. 30, 2025	$ 3,858		28,134,544	(8,249,230)	19,889,172
Balance, shares at Sep. 30, 2025	3,857,906
Balance at Mar. 31, 2025	$ 5,139		26,692,232	(5,632,343)	21,065,028
Balance, shares at Mar. 31, 2025	5,139,704
Common Stock for Services	$ 1		2,030		2,031
Common Stock for Services, shares	296
Stock Based Compensation			289,000		289,000
Net loss				(821,409)	(821,409)
Common Stock related to Reverse Split Fractional Shares	$ 6		(6)
Common Stock related to Reverse Split Fractional Shares, shares	5,600
Common stock shares cancelled related to the resolution of litigation	$ (1,288)		1,288
Common stock shares cancelled related to the resolution of litigation, shares	(1,287,694)
Balance at Jun. 30, 2025	$ 3,858		26,984,544	(6,453,752)	20,534,650
Balance, shares at Jun. 30, 2025	3,857,906
Stock Based Compensation			1,150,000		1,150,000
Net loss				(1,795,478)	(1,795,478)
Balance at Sep. 30, 2025	$ 3,858		$ 28,134,544	$ (8,249,230)	$ 19,889,172
Balance, shares at Sep. 30, 2025	3,857,906